Risk Management Activities - Summary of the Exposure to Credit Risk for Trade Receivables by Geographic Region (Detail) - Credit risk - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	$ 139.8	$ 61.0
Ghana
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	38.4	1.5
Australia
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	83.4	41.3
Peru
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	16.5	18.2
Chile
Disclosure Of Credit Risk Exposure For Trade Receivables [line items]
Total trade receivables	$ 1.5	$ 0.0